               CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

           SUPPLEMENT TO THE PROSPECTUS DATED OCTOBER 1, 1995

MARCH 1, 1996

Connecticut Mutual Liquid Account ("Liquid Account")
Connecticut Mutual Income Account ("Income Account")
Connecticut Mutual Government Securities Account ("Government Account") Connecticut Mutual Total Return Account ("Total Return Account")
Connecticut Mutual Growth Account ("Growth Account")

CMIA LifeSpan Capital Appreciation Account ("LifeSpan Capital Appreciation
 Account")
CMIA LifeSpan Balanced Account ("LifeSpan Balanced Account")
CMIA LifeSpan Diversified Income Account ("LifeSpan Income Account") (collectively, the "LifeSpan Accounts")

(collectively, the "Accounts")

APPOINTMENT OF OPPENHEIMERFUNDS, INC. AS EACH ACCOUNT'S INVESTMENT MANAGER. (EFFECTIVE MARCH 1, 1996).

On February 14, 1996, shareholders of each Account authorized the Accounts to enter into new investment management agreements with OppenheimerFunds, Inc. (the "Manager"). These agreements became effective on March 1, 1996 at the time of the consummation of the merger between Connecticut Mutual Life Insurance Company and Massachusetts Mutual Life Insurance Company
("MassMutual"), the indirect parent company of the Manager.

The new management agreements (the "New Agreements") provide for compensation to the Manager at the same rate as was previously paid to G.R. Phelps & Co., Inc. ("Phelps"), the former investment manager to the Accounts, and set forth in the Accounts' respective prospectuses. The New Agreements do not contain the contractual limitation on an Account's expenses that was included in the investment advisory agreement with Phelps. Effective March 1, 1996, the portfolio managers of the Accounts, previously employed by Phelps, have become employees of the Manager and will continue to manage the Accounts, except as noted below. Phelps will provide fund administrative services to the Manager pursuant to an administrative services agreement between Phelps and the Manager. Compensation to Phelps for such services is paid by the Manager.

The Manager has operated as an investment adviser since 1959 and, together with an affiliate, manages investment companies with $40 million in assets and more than 2.8 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers for the Manager and controlled by MassMutual. The address of the Manager is Two World Trade Center, New York, NY 10048-0203.

APPOINTMENT OF SUBADVISERS TO THE LIFESPAN ACCOUNTS.  (EFFECTIVE MARCH 1,
1996).

BEA Associates will continue to provide investment subadvisory services to the LifeSpan Accounts pursuant to separate subadvisory agreements between BEA and the Manager. Pilgrim Baxter & Associates Ltd. will continue to provide subadvisory services to the LifeSpan Capital Appreciation Account and the LifeSpan Balanced Account pursuant to separate subadvisory agreements between Pilgrim and the Manager. The shareholders of the LifeSpan Capital Appreciation Account and the LifeSpan Balanced Account approved the Manager's selection of Babson-Stewart Ivory International ("Babson-Stewart") to provide subadvisory services to the LifeSpan Capital Appreciation Account and the LifeSpan Balanced Account pursuant to separate subadvisory agreements between Babson-Stewart and the Manager. Babson-Stewart is located at One Memorial Drive, Cambridge, MA 02142, and is a partnership formed in 1987 between David L. Babson & Co., Inc., a subsidiary of MassMutual, and Stewart Ivory & Co., Ltd., located in Edinburgh, Scotland.

OPPENHEIMERFUNDS DISTRIBUTOR, INC. HAS BEEN APPOINTED AS THE ACCOUNTS' DISTRIBUTOR. (EFFECTIVE MARCH 18, 1996).

OppenheimerFunds Distributor, Inc. (the "Distributor"), a subsidiary of the Manager, has been selected by the Board of Directors as each Account's Distributor, and shareholders of each Account approved new Rule 12b-1 Plans (the "Plans") for each class of its shares. The Class A Plans authorize the Accounts to reimburse the Distributor for its actual expenditures in servicing accounts. The fee under each Class A Plan is 0.25% of the average net assets of the Class A shares. Services provided include answering customer inquiries about an Account, assisting in establishing and maintaining accounts in an Account, making an Account's investment plans available and providing other services at the request of an Account or the distributor.

The Class B Plans authorize the Accounts to compensate the Distributor for its services in distributing Class B shares and servicing accounts. The fee under each Class B Plan consists of an "asset-based" sales charge of 0.75% of the average net assets of the Class B shares and a service fee of 0.25% of such assets. The asset-based sales charge is used to compensate the Distributor for distribution services to an Account including paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B shares. The service fee is used to provide the same services described for the Class A Plan.

CHANGE IN NAMES.  (EFFECTIVE MARCH 18, 1996).

The Board of Directors has approved the change in name of the registered investment company from Connecticut Mutual Investment Accounts, Inc. to Oppenheimer Series Fund, Inc. (the "Company") and the following changes to the names of five series of the Company:

Connecticut Mutual Total Return Account to
     OPPENHEIMER DISCIPLINED ALLOCATION FUND
Connecticut Mutual Growth Account to
     OPPENHEIMER DISCIPLINED VALUE FUND
CMIA LifeSpan Capital Appreciation Account to
     OPPENHEIMER LIFESPAN GROWTH FUND
CMIA LifeSpan Balanced Account to
     OPPENHEIMER LIFESPAN BALANCED FUND
CMIA LifeSpan Diversified Income Account to
     OPPENHEIMER LIFESPAN INCOME FUND

OTHER CHANGES TO THE ACCOUNTS.

THE PORTFOLIO MANAGERS. As of March 1, 1996, Carol E. Wolf has assumed portfolio management of the Liquid Account. Ms. Wolf is an officer of Centennial Asset Management Corporation, a subsidiary of the Manager, and provides portfolio management services to Oppenheimer Money Market Account, Inc. David A. Rosenberg has assumed portfolio management of the Government Account and the Income Account. Mr. Rosenberg provides portfolio management services to two other Oppenheimer fixed-income funds and was an officer and portfolio manager at Delaware Investment Advisors until 1994. Mr. Arthur Zimmer will join the team that currently provides portfolio management services to Total Return Account and Growth Account. Mr. Zimmer is a Vice President and Portfolio Manager for the Manager, and currently serves as an officer and portfolio manager for other Oppenheimer funds. Mr. James M. Burns, Managing Director of Babson-Stewart, will manage the international component of the LifeSpan Capital Appreciation Account and LifeSpan Balanced Account on behalf of Babson-Stewart. He has been affiliated with Stuart Ivory & Co., Ltd. since 1990, and serves as a portfolio manager for that firm and leads the Continental Europe Team. The portfolio management teams at BEA and Pilgrim Baxter will continue to provide portfolio management services to the respective components of the LifeSpan Accounts.

TRANSFER AGENT. Effective as of March 18, 1996, the Accounts' transfer and shareholder servicing agent will be OppenheimerFunds Services ("OFS"), a division of the Manager. OFS will provide these services to the Accounts at cost. Until that date, National Financial Data Services will continue to serve as the Accounts' transfer agent.

EXCHANGE PRIVILEGE. Shareholders of each Account will continue to be entitled to the same exchange privileges described in the current Prospectus.
 At the current time, shares of the Accounts may be exchanged as provided in the Prospectus only for shares of other funds for which Phelps formerly acted as investment adviser.

PROPOSED REORGANIZATIONS. The Company's Board of Directors has approved the reorganization of each of Liquid Account, Income Account and Government Account with a corresponding Oppenheimer mutual fund subject to shareholder approval.

EXPENSES

SHAREHOLDER TRANSACTION EXPENSES AND ANNUAL ACCOUNT
OPERATING EXPENSES FOR THE  ACCOUNTS.  (EFFECTIVE MARCH 18, 1996).

Please see the current Prospectus for a description of the Shareholder Transaction Expenses and Annual Account Operating Expenses for the Accounts in effect until March 18, 1996.

The following table sets forth the Shareholder Transaction Expenses and Annual Account Operating Expenses of the Accounts for the current fiscal year effective as of March 18, 1996. Annual Operating Expenses are based on expenses incurred in the fiscal year ended December 31, 1995 and restated to reflect the change in sales charges and the termination of the agreements by Connecticut Mutual Financial Services, L.L.C. not to impose Rule 12b-1 fees and to reimburse expenses for certain of the Accounts.

           SHAREHOLDER TRANSACTION EXPENSES AND ANNUAL OPERATING EXPENSES*


                                                                                     LifeSpan
                                                          Total                         Capital       LifeSpan      LifeSpan
                          Income        Government       Return         Growth       Appreciation     Balanced       Income
                          Account        Account         Account        Account        Account        Account        Account
                       -------------   ------------   -------------  -------------   ------------   -------------    ------------
               Liquid  Class   Class   Class  Class   Class   Class  Class   Class   Class  Class   Class   Class    Class  Class
               Account   A       B       A      B       A       B      A       B       A      B       A       B        A      B

SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Sales
 Charge
 Imposed  on
 Purchases
 (as a
 percentage of
 offering

 (price)       None    4.75%   None    4.75%   None   5.75%   None   5.75%   None   5.75%   None   5.75%    None    5.75%    None

Deferred Sales
 Charge (as
 a percentage
 of original
 purchase price
 or  redemption
 proceeds, as
 applicable)    None   None(1) 5.00%   None(2) 5.00%  None(1) 5.00%  None(1) 5.00%  None(1) 5.00%  None(1)  5.00%   None(1)  5.00%

Exchange Fee    None   None    None    None    None   None    None   None    None   None    None   None     None    None     None

ANNUAL OPERATING
 EXPENSES  OF
 EACH ACCOUNT
 (as a percentage
 of average
 net assets)
Management  Fees  .50%  .625%  .625%  .625%   .625%  .625%  .625%  .625%  .625%   .85%    .85%  .85%    .85%    .75%   .75%
12b-1  Fees       N/A   .25   1.00    .25    1.00    .25   1.00    .25    1.00    .25    1.00   .25    1.00     .25   1.00
Other  Expenses   .46   .315   .315   .355    .355   .295   .295   .345    .345   .45     .45   .45     .45     .50    .50
                 ----  -----  -----   -----  ------  ----- -----  -----   -----  -----   -----  -----  -----   -----  -----

TOTAL ANNUAL
 OPERATING
  EXPENSES OF
  EACH ACCOUNT    .96%  1.19%  1.94%  1.23%   1.98%  1.17%  1.92%  1.22%   1.97%  1.55%   2.30%  1.55%  2.30%  1.50%  2.25%
                 ----  -----  -----   -----  ------  ----- -----  -----   -----  -----   -----  -----  -----   -----  -----
                 ----  -----  -----   -----  ------  ----- -----  -----   -----  -----   -----  -----  -----   -----  -----
----------------------------------------------------------------------------------------------------------------------------------


* Effective as of March 18, 1996. See the current Prospectus for the sales charges and fees in effect until March 18, 1996.
(1)Purchases of $1,000,000 or more will not be subject to an initial sales charge but may be subject to a contingent deferred sales charge of 1% if the shares are redeemed within 18 months after the calendar month of purchase.

      EXAMPLE: Assuming that a Fund's annual return is 5% and that its operating expenses are exactly as shown in the table above, if you closed your account after the number of years indicated below, for every $1,000 invested, your investment would bear the following amounts in total expenses:

                                                                          LIFESPAN
                                    GOVERNMENT      TOTAL                 CAPITAL      LIFESPAN      LIFESPAN
                          INCOME    SECURITIES      RETURN    GROWTH    APPRECIATION    BALANCED      INCOME
                         ACCOUNT     ACCOUNT       ACCOUNT    ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT
                         -------    ----------     -------    -------   ------------   --------      --------
CLASS A SHARES
  After 1 year             $ 59        $ 59         $ 69        $ 69        $ 72         $ 72           $ 72
  After 3 years              83          85           93          94         104          104            103
  After 5 years             110         112          118         121         N/A          N/A            N/A
  After 10 years            185         189          191         197         N/A          N/A            N/A

CLASS B SHARES
ASSUMING COMPLETE REDEMPTION
AT END OF PERIOD
  After 1 year             $ 70        $ 70         $ 70        $ 70        $ 73         $ 73           $ 73
  After 3 years             101         102          100         102         112          112            110
  After 5 years             125         127          124         126         N/A          N/A            N/A
  After 10 years            207         211          205         210         N/A          N/A            N/A
ASSUMING NO REDEMPTION
  After 1 year             $ 20        $ 20         $ 20        $ 20        $ 23         $ 23           $ 23
  After 3 years              61          62           60          62          72           72             70
  After 5 years             105         107          104         106         N/A          N/A            N/A
  After 10 years            207         211          205         210         N/A          N/A            N/A

WITH RESPECT TO THE LIQUID ACCOUNT:
                                         LIQUID
                                        ACCOUNT
                                        -------
  After 1 year                            $ 10
  After 3 years                             31
  After 5 years                             53
  After 10 years                           118


  THESE EXEMPLES ILLUSTRATE THE EFFECT OF EXPENSES, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.